Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

April 15, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Infinity Core Alternative Fund (File Nos. 333-194283/ 811-22923)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the registration statement on Form N-2 filed on March 3, 2014 (the “Registration Statement”) of Infinity Core Alternative Fund (the “Registrant”). The Pre-Effective Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder.

The purpose of the Pre-Effective Amendment is to (1) make certain changes to the Registration Statement in response to comments received from the staff of the Securities and Exchange Commission; (2) incorporate certain financial information; and (3) make other non-material changes to the Registration Statement.

Questions and comments may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann

Jillian L. Bosmann